Derivatives (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross fair value of derivative assets and liabilities
Fair value of derivative assets and derivative liabilities were as follows:

	March 31, 2019			December 31, 2018
(In thousands)	Designated Hedges	Non-Designated Hedges	Total	Designated Hedges	Non-Designated Hedges	Total
Derivative Assets
Foreign exchange contracts	$25,819	$907	$26,726	$31,127	$1,069	$32,196
Interest rate contracts	237	157	394	862	500	1,362
Performance swaps	—	2,622	2,622	—	—	—
Included in other assets	$26,056	$3,686	$29,742	$31,989	$1,569	$33,558
Derivative Liabilities
Foreign exchange contracts	$6,965	$891	$7,856	$6,193	$211	$6,404
Interest rate contracts	55	185,519	185,574	—	126,404	126,404
Forward contracts	—	111,284	111,284	—	—	—
Included in accrued and other liabilities	$7,020	$297,694	$304,714	$6,193	$126,615	$132,808

Fair value of derivative assets and derivative liabilities were as follows:

	December 31, 2018			December 31, 2017
(In thousands)	Designated Hedges	Non-Designated Hedges	Total	Designated Hedges	Non-Designated Hedges	Total
Derivative Assets
Foreign exchange contracts	$31,127	$1,069	$32,196	$8,009	$975	$8,984
Interest rate contracts	862	500	1,362	—	1,168	1,168
Included in other assets	$31,989	$1,569	$33,558	$8,009	$2,143	$10,152
Derivative Liabilities
Foreign exchange contracts	$6,193	$211	$6,404	$39,101	$5,307	$44,408
Interest rate contracts	—	126,404	126,404	—	160,440	160,440
Included in accrued and other liabilities	$6,193	$126,615	$132,808	$39,101	$165,747	$204,848

Schedule of foreign exchange contracts
The following table summarizes the aggregate notional amounts of designated and non-designated foreign exchange contracts in place at March 31, 2019, along with certain key terms:

Hedged Currency	Instrument Type	Notional Amount (in thousands)		FX Rates ($ per unit of foreign currency)	Range of Expiration Dates
		Designated	Non-Designated
EUR	FX Collar	€84,050	€613	Min $1.06 / Max $1.53	October 2019 to November 2020
GBP	FX Collar	£40,228	£1,962	Min $1.45 / Max $1.82	June 2019 to December 2019
EUR	FX Forward	€476,530	€10,803	Min $1.10 / Max $1.38	April 2019 to February 2024
GBP	FX Forward	£90,445	£26,490	Min $1.24 / Max $1.33	May 2019 to December 2020

The following table summarizes the aggregate notional amounts of designated and non-designated foreign exchange contracts in place at December 31, 2018, along with certain key terms:

Hedged Currency	Instrument Type	Notional Amount (in thousands)		FX Rates ($ per unit of foreign currency)	Range of Expiration Dates
		Designated	Non-Designated
EUR	FX Collar	€84,549	€114	Min $1.06/ Max $1.53	October 2019 to November 2020
GBP	FX Collar	£39,881	£2,309	Min $1.45 / Max $1.82	June 2019 to December 2019
EUR	FX Forward	€431,874	€14,944	Min $1.10 / Max $1.38	January 2019 to December 2023
GBP	FX Forward	£88,313	£26,257	Min $1.24 / Max $1.29	May 2019 to December 2020

Schedule of net investment hedges included in accumulated other comprehensive income (loss)
Release of accumulated other comprehensive income ("AOCI") related to net investment hedges occurs upon losing a controlling financial interest in an investment or obtaining control over an equity method investment. Upon sale, complete or substantially complete liquidation of an investment in a foreign subsidiary, or partial sale of an equity method investment, the gain or loss on the related net investment hedge is reclassified from AOCI to other gain (loss) as summarized below.

	Three Months Ended March 31,
(In thousands)	2019	2018
Designated net investment hedges:
Realized gain (loss) transferred from AOCI to earnings	$240	$2,583
Non-Designated Hedges
At the end of each quarter, the Company reassesses the effectiveness of its net investment hedges and as appropriate, dedesignates the portion of the derivative notional that is in excess of the beginning balance of its net investments. Any unrealized gain or loss on the dedesignated portion of net investment hedges is recorded in other gain (loss).

	Three Months Ended March 31,
(In thousands)	2019	2018
Non-designated net investment hedges:
Unrealized gain (loss) transferred from AOCI to earnings	$(419)	$(2,882)

Release of accumulated other comprehensive income ("AOCI") related to net investment hedges occurs upon losing a controlling financial interest in an investment or obtaining control over an equity method investment. Upon sale, complete or substantially complete liquidation of an investment in a foreign subsidiary, or partial sale of an equity method investment, the gain or loss on the related net investment hedge is reclassified from AOCI to other gain (loss) as summarized below.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Designated net investment hedges:
Realized gain (loss) transferred from AOCI to earnings	$7,426	$(3,931)	62
Non-Designated Hedges
At the end of each quarter, the Company reassesses the effectiveness of its net investment hedges and as appropriate, dedesignates the portion of the derivative notional that is in excess of the beginning balance of its net investments. Any unrealized gain or loss on the dedesignated portion of net investment hedges is recorded in other gain (loss).

	Year Ended December 31,
(In thousands)	2018	2017	2016
Non-designated net investment hedges:
Unrealized gain (loss) transferred from AOCI to earnings	$3,726	$(3,928)	1,600

Schedule of interest rate derivatives
At March 31, 2019, the Company held the following interest rate contracts:

	Notional Amount (in thousands)			Strike Rate / Forward Rate
Instrument Type	Designated	Non-Designated	Index		Expiration
Interest rate swap (1)	$—	$2,000,000	3-Month LIBOR	3.39%	December 2019
Interest rate swap	$300,000	$—	1-Month LIBOR	2.15%	February 2022 to February 2024
Interest rate caps	$—	$4,427,714	1-Month LIBOR	3.0% - 4.5%	June 2019 to March 2021
Interest rate caps	€247,513	€441,151	3-Month EURIBOR	1.0% - 1.5%	October 2019 to November 2023
Interest rate caps	£—	£363,716	3-Month GBP LIBOR	1.5% - 2.5%	November 2019 to February 2020
Deliverable swap futures	$—	$14,000	(2)	(2)	June 2019

__________

(1)	Represents a forward-starting interest rate swap that has a maturity date in December 2029, with mandatory settlement at fair value in December 2019.

(2)	A consolidated sponsored investment company sold a 10-year USD deliverable swap futures contract to economically hedge the interest rate exposure on its long dated fixed rate securities.
The following table summarizes amounts recorded in other gain (loss) related to interest rate derivative contracts:

	Three Months Ended March 31,
(In thousands)	2019	2018
Unrealized gain (loss):
Non-designated interest rate contracts	$(59,526)	$56,657

At December 31, 2018, the Company held the following interest rate contracts:

	Notional Amount (in thousands)			Strike Rate / Forward Rate
Instrument Type	Designated	Non-Designated	Index		Expiration
Interest rate swap (1)	$—	$2,000,000	3-Month LIBOR	3.39%	December 2019
Interest rate caps	$—	$4,009,957	1-Month LIBOR	3.0% - 4.5%	January 2019 to December 2020
Interest rate caps	$—	$52,155	3-Month LIBOR	2.24%	March 2019
Interest rate caps	€247,513	€441,151	3-Month EURIBOR	0.75% - 1.5%	October 2019 to November 2023
Interest rate caps	£—	£363,716	3-Month GBP LIBOR	1.5% - 2.5%	November 2019 to February 2020
Deliverable swap futures	$—	$19,000	(2)	(2)	March 2019

__________

(1)	Represents a forward-starting interest rate swap that has a maturity date in December 2029, with mandatory settlement at fair value in December 2019.

(2)	A consolidated sponsored investment company sold a 10-year USD deliverable swap futures contract to economically hedge the interest rate exposure on its long dated fixed rate securities.
The following table summarizes amounts recorded in other gain (loss) related to interest rate derivative contracts:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Unrealized gain (loss):
Cash flow hedge ineffectiveness	$—	$—	$(401)
Non-designated interest rate contracts	33,307	(15,080)	(1,455)

Offsetting derivative assets
The following table sets forth derivative positions where the Company has a right of offset under netting arrangements with the same counterparty.

	Gross Assets (Liabilities) Included on Consolidated Balance Sheets	Gross Amounts Not Offset on Consolidated Balance Sheets		Net Amounts of Assets (Liabilities)
(In thousands)		(Assets) Liabilities	Cash Collateral Pledged
March 31, 2019
Derivative Assets
Foreign exchange contracts	$26,726	$(487)	$—	$26,239
Interest rate contracts	394	(228)	—	166
Performance swaps	2,622	(2,622)	—	—
	$29,742	$(3,337)	$—	$26,405
Derivative Liabilities
Foreign exchange contracts	$(7,856)	$487	$—	$(7,369)
Interest rate contracts	(185,574)	228	31,394	(153,952)
Forward contract	(111,284)	2,622	10,000	(98,662)
	$(304,714)	$3,337	$41,394	$(259,983)
December 31, 2018
Derivative Assets
Foreign exchange contracts	$32,196	$(1,743)	$—	$30,453
Interest rate contracts	1,362	(823)	—	539
	$33,558	$(2,566)	$—	$30,992
Derivative Liabilities
Foreign exchange contracts	$(6,404)	$1,743	$—	$(4,661)
Interest rate contracts	(126,404)	823	840	(124,741)
	$(132,808)	$2,566	$840	$(129,402)

The following table sets forth derivative positions where the Company has a right of offset under netting arrangements with the same counterparty.

	Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	Gross Amounts Not Offset on Consolidated Balance Sheets		Net Amounts of Assets (Liabilities)
(In thousands)		(Assets) Liabilities	Cash Collateral Pledged
December 31, 2018
Derivative Assets
Foreign exchange contracts	$32,196	$(1,743)	$—	$30,453
Interest rate contracts	1,362	(823)	—	539
	$33,558	$(2,566)	$—	$30,992
Derivative Liabilities
Foreign exchange contracts	$(6,404)	$1,743	$—	$(4,661)
Interest rate contracts	(126,404)	823	840	(124,741)
	$(132,808)	$2,566	$840	$(129,402)

December 31, 2017
Derivative Assets
Foreign exchange contracts	$8,984	$(8,944)	$—	$40
Interest rate contracts	1,168	(4)	—	1,164
	$10,152	$(8,948)	$—	$1,204
Derivative Liabilities
Foreign exchange contracts	$(44,408)	$8,944	$—	$(35,464)
Interest rate contracts	(160,440)	4	1,900	(158,536)
	$(204,848)	$8,948	$1,900	$(194,000)

Offsetting derivative liabilities
The following table sets forth derivative positions where the Company has a right of offset under netting arrangements with the same counterparty.

	Gross Assets (Liabilities) Included on Consolidated Balance Sheets	Gross Amounts Not Offset on Consolidated Balance Sheets		Net Amounts of Assets (Liabilities)
(In thousands)		(Assets) Liabilities	Cash Collateral Pledged
March 31, 2019
Derivative Assets
Foreign exchange contracts	$26,726	$(487)	$—	$26,239
Interest rate contracts	394	(228)	—	166
Performance swaps	2,622	(2,622)	—	—
	$29,742	$(3,337)	$—	$26,405
Derivative Liabilities
Foreign exchange contracts	$(7,856)	$487	$—	$(7,369)
Interest rate contracts	(185,574)	228	31,394	(153,952)
Forward contract	(111,284)	2,622	10,000	(98,662)
	$(304,714)	$3,337	$41,394	$(259,983)
December 31, 2018
Derivative Assets
Foreign exchange contracts	$32,196	$(1,743)	$—	$30,453
Interest rate contracts	1,362	(823)	—	539
	$33,558	$(2,566)	$—	$30,992
Derivative Liabilities
Foreign exchange contracts	$(6,404)	$1,743	$—	$(4,661)
Interest rate contracts	(126,404)	823	840	(124,741)
	$(132,808)	$2,566	$840	$(129,402)

The following table sets forth derivative positions where the Company has a right of offset under netting arrangements with the same counterparty.

	Gross Amounts of Assets (Liabilities) Included on Consolidated Balance Sheets	Gross Amounts Not Offset on Consolidated Balance Sheets		Net Amounts of Assets (Liabilities)
(In thousands)		(Assets) Liabilities	Cash Collateral Pledged
December 31, 2018
Derivative Assets
Foreign exchange contracts	$32,196	$(1,743)	$—	$30,453
Interest rate contracts	1,362	(823)	—	539
	$33,558	$(2,566)	$—	$30,992
Derivative Liabilities
Foreign exchange contracts	$(6,404)	$1,743	$—	$(4,661)
Interest rate contracts	(126,404)	823	840	(124,741)
	$(132,808)	$2,566	$840	$(129,402)

December 31, 2017
Derivative Assets
Foreign exchange contracts	$8,984	$(8,944)	$—	$40
Interest rate contracts	1,168	(4)	—	1,164
	$10,152	$(8,948)	$—	$1,204
Derivative Liabilities
Foreign exchange contracts	$(44,408)	$8,944	$—	$(35,464)
Interest rate contracts	(160,440)	4	1,900	(158,536)
	$(204,848)	$8,948	$1,900	$(194,000)